Consolidated Schedule of Investments (unaudited)
August 31, 2025
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 8.6%
CF Industries Holdings, Inc.	12,194	$ 1,056,366
Corteva, Inc.	289,876	21,505,901
Mosaic Co. (The)	410,478	13,709,965
Novonesis (Novozymes) B, B Shares	58,354	3,712,035
Nutrien Ltd.	327,623	18,877,637
		58,861,904
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc.	14,637	741,895
Containers & Packaging — 5.0%
Graphic Packaging Holding Co.	161,722	3,601,549
Packaging Corp. of America	60,569	13,201,619
Smurfit WestRock PLC	361,258	17,109,179
		33,912,347
Energy Equipment & Services — 0.3%
TechnipFMC PLC	46,373	1,704,671
Food Products — 1.4%
Bunge Global SA	62,050	5,225,851
Darling Ingredients, Inc.(a)	125,787	4,271,727
		9,497,578
Machinery — 0.6%
Deere & Co.	8,252	3,949,737
Metals & Mining — 19.6%
Agnico Eagle Mines Ltd.	73,091	10,538,281
Alamos Gold, Inc., Class A	75,925	2,313,104
Alcoa Corp.	8,508	273,872
Allied Gold Corp.(a)	60,407	846,714
Anglo American PLC	89,206	2,747,095
Anglogold Ashanti PLC	89,125	5,049,822
ArcelorMittal SA	43,142	1,437,268
Artemis Gold, Inc.(a)	54,008	1,134,941
Aya Gold & Silver, Inc.(a)(b)	33,955	337,486
B2Gold Corp.	86,853	358,580
Barrick Mining Corp.	306,234	8,155,011
Bellevue Gold Ltd.(a)	1,241,388	708,342
BHP Group Ltd.	174,169	4,854,612
Blackstone Minerals Ltd.(a)(b)	849,513	37,806
Capricorn Metals Ltd.(a)	70,516	477,714
Centerra Gold, Inc.	79,445	648,472
Chalice Mining Ltd.(a)(b)	86,228	100,942
Challenger Gold Ltd.(a)	1,264,054	99,174
Champion Iron Ltd.	79,887	234,530
Develop Global Ltd.(a)	427,720	1,082,291
Discovery Silver Corp.(a)(b)	407,358	1,296,213
Dundee Precious Metals, Inc.(b)	105,861	1,962,516
Eldorado Gold Corp.(a)(b)	117,452	2,910,461
Emerald Resources NL(a)	188,015	469,186
Endeavour Mining PLC	136,726	4,753,826
Equinox Gold Corp.(a)	60,852	532,153
ERO Copper Corp.(a)(b)	9,758	140,116
FireFly Metals Ltd.(a)	421,590	341,820
First Quantum Minerals Ltd.(a)	40,473	709,349
Foran Mining Corp.(a)	337,577	739,875
Founders Metals, Inc.(a)	230,890	689,299
Founders Metals, Inc.(a)(b)	17,684	52,794
Franco-Nevada Corp.	14,981	2,823,411
Freeport-McMoRan, Inc.	97,158	4,313,815
G Mining Ventures Corp.(a)(b)	107,483	1,611,443
Glencore PLC	631,600	2,495,168
Gold Fields Ltd., ADR	49,001	1,640,553
Security	Shares	Value
Metals & Mining (continued)
Greatland Resources Ltd.(a)	52,137	$ 188,348
Grupo Mexico SAB de CV, Series B	150,591	987,803
IAMGOLD Corp.(a)(b)	198,954	1,852,262
Iluka Resources Ltd.	36,978	152,624
Ivanhoe Electric, Inc.(a)(b)	18,947	169,007
Ivanhoe Mines Ltd., Class A(a)	52,335	462,626
Kinross Gold Corp.	415,243	8,680,691
Lithium Royalty Corp.(a)(b)	56,034	238,686
Lundin Gold, Inc.	51,863	3,189,158
Lundin Mining Corp.	34,222	395,957
Lynas Rare Earths Ltd.(a)	143,603	1,300,724
MAG Silver Corp.	46,249	1,132,189
Newmont Corp.	132,642	9,868,565
NGEx Minerals Ltd.(a)	35,836	551,624
Nickel Industries Ltd.	1,191,982	543,513
Norsk Hydro ASA	185,646	1,203,318
Northern Star Resources Ltd.	332,805	4,153,330
Nucor Corp.	17,746	2,639,363
OR Royalties, Inc.	65,413	2,101,923
Pan American Silver Corp.	30,828	1,045,686
Polyus PJSC(a)(c)	462,520	6
Predictive Discovery Ltd.(a)	2,536,639	776,108
Reliance, Inc.	562	166,161
Rio Tinto PLC	68,801	4,300,879
Robex Resources, Inc.(a)(b)	126,471	307,579
Rupert Resources Ltd.(a)(b)	62,411	242,673
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(d)	91,372	355,282
Sigma Lithium Corp.(a)(b)	64,383	428,486
Skeena Resources Ltd.(a)	36,579	613,135
Sociedad Minera Cerro Verde SAA	20,814	852,333
Solaris Resources, Inc.(a)	63,953	352,048
Solaris Resources, Inc.(a)	39,000	214,687
Southern Copper Corp.	9,517	914,489
Steel Dynamics, Inc.	10,922	1,429,908
Teck Resources Ltd., Class B	8,714	297,964
Titan Mining Corp.(a)	70,186	64,393
Titan Mining Corp.(a)	20,773	19,058
Torex Gold Resources, Inc.(a)	47,436	1,582,294
Vale SA, ADR	333,615	3,429,562
Valterra Platinum Ltd.	23,560	1,080,418
Wheaton Precious Metals Corp.	66,563	6,684,654
		133,887,569
Oil, Gas & Consumable Fuels — 12.0%
California Resources Corp.	8,700	432,216
Cameco Corp.(b)	10,965	848,581
Cameco Corp. (CAD)	23,785	1,839,967
Canadian Natural Resources Ltd.	90,939	2,879,774
Cheniere Energy, Inc.	13,734	3,321,156
Chevron Corp.	52,713	8,465,708
ConocoPhillips	31,133	3,081,233
EOG Resources, Inc.	23,976	2,992,684
EQT Corp.	17,754	920,367
Exxon Mobil Corp.	145,225	16,597,765
Galp Energia SGPS SA, Class B	56,313	1,094,599
Gazprom PJSC(a)(c)	712,200	89
Gaztransport Et Technigaz SA	3,895	726,936
HF Sinclair Corp.	18,479	940,212
Kinder Morgan, Inc.	106,843	2,882,624
Kosmos Energy Ltd.(a)	198,012	354,441
Pembina Pipeline Corp.	40,211	1,518,728
Permian Resources Corp., Class A	136,168	1,945,841

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA	62,926	$ 1,031,741
Shell PLC	239,593	8,821,663
Suncor Energy, Inc.	62,135	2,568,467
Targa Resources Corp.	15,005	2,517,239
TC Energy Corp.	63,458	3,304,705
TotalEnergies SE	91,411	5,738,878
Tourmaline Oil Corp.	24,280	1,031,062
Valero Energy Corp.	17,046	2,591,162
Williams Cos., Inc. (The)	52,822	3,057,337
		81,505,175
Paper & Forest Products — 1.7%
Mondi PLC	318,171	4,478,994
UPM-Kymmene Oyj	252,071	7,178,550
		11,657,544
Total Common Stocks — 49.3% (Cost: $245,579,590)		335,718,420
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)	11,812	12,993
Total Rights — 0.0% (Cost: $ —)		12,993
Warrants(a)
Metals & Mining — 0.0%
Robex Resources, Inc., (Issued 07/10/24/Exercisable 07/10/25, 1 Share for 1 Warrant, Expires 06/27/26, Strike Price CAD 2.55)	124,394	86,048
Total Warrants — 0.0% (Cost: $2)		86,048
Total Long-Term Investments — 49.3% (Cost: $245,579,592)		335,817,461
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	6,648,285	$ 6,651,609
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(e)(f)	6,224,652	6,224,652
		12,876,261

		Par (000)
U.S. Treasury Obligations(h) — 47.8%
U.S. Treasury Bills, 4.12%, 11/28/25	USD	329,000	325,781,502
Total Short-Term Securities — 49.7% (Cost: $338,596,450)			338,657,763
Total Investments — 99.0% (Cost: $584,176,042)			674,475,224
Other Assets Less Liabilities — 1.0%			7,124,979
Net Assets — 100.0%			$ 681,600,203

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $355,282, representing 0.1% of its net assets as of period end, and an original cost of $315,608.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,935,794	$ —	$ (284,877)(a)	$ 269	$ 423	$ 6,651,609	6,648,285	$ 30,773 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,285,557	—	(1,060,905)(a)	—	—	6,224,652	6,224,652	59,961	—
				$ 269	$ 423	$ 12,876,261		$ 90,734	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Commodity Strategies Fund
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/02/25	USD	474	$ (5,282)	$ —	$ (5,282)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	09/03/25	USD	1,328	163,533	—	163,533
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	09/30/25	USD	163	2,856	—	2,856
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/14/25	USD	5,028	158,942	—	158,942
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/14/25	USD	15,777	(857,488)	—	(857,488)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	10/29/25	USD	461	(37,438)	—	(37,438)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/29/25	USD	762	(38,588)	—	(38,588)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	10/29/25	USD	587	16,291	—	16,291
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale SA	10/29/25	USD	447	18,892	—	18,892
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	10/29/25	USD	151	9,365	—	9,365
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/31/25	USD	3,814	(186,027)	—	(186,027)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	10/31/25	USD	9,621	365,906	—	365,906
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	10/31/25	USD	2,460	171,208	—	171,208
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/02/25	USD	3,061	4,598	—	4,598
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	12/22/25	USD	1,125	42,171	—	42,171
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	12/22/25	USD	584	(10,236)	—	(10,236)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	12/22/25	USD	1,118	(87,608)	—	(87,608)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	12/22/25	USD	957	(12,788)	—	(12,788)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	12/22/25	USD	225	21,422	—	21,422

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/05/26	USD	290	$ (8,799)	$ —	$ (8,799)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/05/26	USD	424	10,103	—	10,103
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/20/26	USD	6,013	97,653	—	97,653
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/21/26	USD	506	8,596	—	8,596
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/21/26	USD	278	(24,579)	—	(24,579)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/21/26	USD	456	(20,290)	—	(20,290)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	01/21/26	USD	101	6,978	—	6,978
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/21/26	USD	412	6,742	—	6,742
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/26/26	USD	1,288	28,792	—	28,792
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/28/26	USD	2,605	(72,396)	—	(72,396)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	01/28/26	USD	9,863	222,689	—	222,689
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/02/26	USD	2,261	46,013	—	46,013
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	02/26/26	USD	11,324	43,956	—	43,956
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	03/02/26	USD	18,693	(276,539)	—	(276,539)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/16/26	USD	7,656	(173,168)	—	(173,168)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/23/26	USD	140	(1,857)	—	(1,857)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/31/26	USD	6,992	427,849	—	427,849
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/31/26	USD	4,717	82,712	—	82,712
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	03/31/26	USD	1,725	169,227	—	169,227
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	04/01/26	USD	14,703	292,667	—	292,667

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/07/26	USD	9,990	$ (301,626)	$ —	$ (301,626)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/30/26	USD	437	11,173	—	11,173
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/30/26	USD	1,258	(61,353)	—	(61,353)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	04/30/26	USD	2,321	88,257	—	88,257
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	04/30/26	USD	276	19,223	—	19,223
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	05/12/26	USD	417	16,414	—	16,414
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/12/26	USD	389	7,105	—	7,105
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	204	(434)	—	(434)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	102	4,419	—	4,419
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	458	14,452	—	14,452
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	06/01/26	USD	2,787	220,995	—	220,995
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/01/26	USD	2,180	64,602	—	64,602
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,476	(2,046)	—	(2,046)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,130	10,774	—	10,774
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	177	22,791	—	22,791
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	06/05/26	USD	213	(4,438)	—	(4,438)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/05/26	USD	415	(8,285)	—	(8,285)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/05/26	USD	484	(6,011)	—	(6,011)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	06/05/26	USD	98	9,194	—	9,194
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale SA	06/05/26	USD	428	19,361	—	19,361

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	06/25/26	USD	547	$ 27,732	$ —	$ 27,732
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	06/25/26	USD	540	(17,888)	—	(17,888)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/25/26	USD	265	(6,610)	—	(6,610)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	06/25/26	USD	604	9,671	—	9,671
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	06/25/26	USD	125	12,662	—	12,662
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	07/01/26	USD	5,078	(201,703)	—	(201,703)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/01/26	USD	13,676	272,275	—	272,275
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	07/08/26	USD	1,310	71,888	—	71,888
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/08/26	USD	1,389	(70,675)	—	(70,675)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	07/08/26	USD	183	13,789	—	13,789
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/08/26	USD	1,220	(97,563)	—	(97,563)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/08/26	USD	1,302	35,394	—	35,394
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/21/26	USD	52,254	(2,321,980)	—	(2,321,980)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale SA	07/21/26	USD	68,162	1,157,699	—	1,157,699
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	07/21/26	USD	11,650	806,379	—	806,379
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	07/31/26	USD	265	16,020	—	16,020
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/31/26	USD	1,996	51,037	—	51,037
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/31/26	USD	2,693	102,425	—	102,425
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	08/31/26	USD	2,312	(790)	—	(790)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	08/31/26	USD	3,713	(1,268)	—	(1,268)

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	08/31/26	USD	932	$ (318)	$ —	$ (318)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	08/31/26	USD	3,926	(1,341)	—	(1,341)
3-month U.S. Treasury Bill, 4.15%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale SA	08/31/26	USD	570	(195)	—	(195)
								$ 587,285	$ —	$ 587,285

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 55,149,869	$ 3,712,035	$ —	$ 58,861,904
Consumer Staples Distribution & Retail	741,895	—	—	741,895
Containers & Packaging	33,912,347	—	—	33,912,347
Energy Equipment & Services	1,704,671	—	—	1,704,671
Food Products	9,497,578	—	—	9,497,578
Machinery	3,949,737	—	—	3,949,737
Metals & Mining	103,498,557	30,389,006	6	133,887,569
Oil, Gas & Consumable Fuels	64,091,269	17,413,817	89	81,505,175
Paper & Forest Products	—	11,657,544	—	11,657,544
Rights	—	12,993	—	12,993
Warrants	86,048	—	—	86,048
Short-Term Securities
Money Market Funds	12,876,261	—	—	12,876,261
U.S. Treasury Obligations	—	325,781,502	—	325,781,502
	$ 285,508,232	$ 388,966,897	$ 95	$ 674,475,224
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ —	$ 5,504,892	$ —	$ 5,504,892

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Commodity Contracts	$ —	$ (4,917,607)	$ —	$ (4,917,607)
	$ —	$ 587,285	$ —	$ 587,285

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CVR	Contingent Value Rights
OTC	Over-the-Counter